Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2020
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Accrued Expenses and Other Payables
21.	ACCRUED EXPENSES AND OTHER PAYABLES

		December 31,
	Note	2019	2020
		RMB	RMB
Amounts due to China Telecom Group		6,069	11,279
Amounts due to China Tower		1,261	1,192
Amounts due to other telecommunications operators in the PRC		32	34
Accrued expenses		34,628	36,885
Advanced payment received in respect of contribution from non-controlling interests	(i)	—	978
Value-added tax payable		564	600
Customer deposits and receipts in advance		5,962	5,807

		48,516	56,775

Notes:
(i)	For the year ended 31 December 2020, E-surfing Pay, a subsidiary of the Company, received RMB978 advanced payment in respect of contribution from non-controlling interests.